UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 95.8%
DIVERSIFIED 5.6%
Mitsubishi Estate Co., Ltd. (Japan)	243,000	$5,899,478
Vornado Realty Trust	393,200	33,897,772
		39,797,250
HEALTH CARE 4.9%
HCP	233,500	7,894,635
Health Care REIT	84,439	3,810,732
Senior Housing Properties Trust	300,561	7,123,296
Ventas	359,900	16,163,109
		34,991,772
HOTEL 6.2%
DiamondRock Hospitality Co.	404,500	5,125,015
Host Hotels & Resorts	1,279,838	20,375,021
Starwood Hotels & Resorts Worldwide	171,400	8,869,950
Strategic Hotels & Resorts	246,960	3,242,585
Sunstone Hotel Investors	412,900	6,610,529
		44,223,100
INDUSTRIAL 4.4%
AMB Property Corp.	127,800	6,954,876
ProLogis	352,500	20,748,150
Segro PLC (United Kingdom)	344,956	3,477,855
		31,180,881
OFFICE 18.9%
BioMed Realty Trust	374,453	8,945,682
Boston Properties	419,500	38,623,365
Derwent London PLC (United Kingdom)	311,900	9,396,611
EastGroup Properties	100,700	4,678,522
Great Portland Estates PLC (United Kingdom)	724,305	7,611,522
Kilroy Realty Corp.	192,101	9,434,080
Mack-Cali Realty Corp.	316,000	11,284,360
Maguire Properties	336,974	4,822,098

	Number
	of Shares	Value
Mitsui Fudosan Co., Ltd. (Japan)	297,000	$5,896,499
Parkway Properties	107,400	3,969,504
SL Green Realty Corp.	341,700	27,838,299
Tishman Speyer Office Fund (Australia)	1,427,600	1,793,939
		134,294,481
OFFICE/INDUSTRIAL 2.1%
Liberty Property Trust	378,700	11,781,357
Mission West Properties	291,000	2,749,950
		14,531,307
RESIDENTIAL—APARTMENT 15.1%
American Campus Communities	127,557	3,489,959
Apartment Investment & Management Co.	563,417	20,175,963
AvalonBay Communities	263,700	25,452,324
BRE Properties	190,000	8,656,400
Education Realty Trust	289,268	3,636,099
Equity Residential	531,800	22,064,382
Home Properties	260,611	12,506,722
UDR	467,900	11,472,908
		107,454,757
SELF STORAGE 8.4%
Extra Space Storage	1,070,400	17,329,776
Public Storage	349,400	30,963,828
Sovran Self Storage	146,902	6,274,185
U-Store-It Trust	432,680	4,902,264
		59,470,053
SHOPPING CENTER 30.2%
COMMUNITY CENTER 11.6%
Acadia Realty Trust	8,200	198,030
Developers Diversified Realty Corp.	470,968	19,724,140
Equity One	182,273	4,369,084
Federal Realty Investment Trust	280,128	21,835,978
Inland Real Estate Corp.	250,900	3,816,189

	Number
	of Shares	Value
Regency Centers Corp.	443,600	$28,727,536
Urstadt Biddle Properties—Class A	233,077	3,666,301
		82,337,258
REGIONAL MALL 18.6%
General Growth Properties	905,046	34,545,606
Glimcher Realty Trust	735,000	8,790,600
Macerich Co.	432,938	30,422,553
Simon Property Group	626,500	58,208,115
		131,966,874
TOTAL SHOPPING CENTER		214,304,132
TOTAL COMMON STOCK (Identified cost—$580,482,113)		680,247,733

PREFERRED SECURITIES—$25 PAR VALUE 1.4%
DIVERSIFIED 0.7%
iStar Financial, 7.65%, Series G	112,094	1,519,995
Lexington Realty Trust, 7.55%, Series D	198,700	3,755,430
		5,275,425
HEALTH CARE 0.3%
Omega Healthcare Investors, 8.375%, Series D	86,730	2,168,250

HOTEL 0.2%
W2007 Grace Acquisition I, 9.00%, Series C	103,500	1,035,000

MORTGAGE 0.1%
Newcastle Investment Corp., 9.75%, Series B	13,849	198,041
Newcastle Investment Corp., 8.375%, Series D	25,882	317,054
		515,095
SHOPPING CENTER—COMMUNITY CENTER 0.1%
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(a)	9,200	950,360
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,575,013)		9,944,130

		Principal
		Amount	Value
COMMERCIAL PAPER 3.5%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$25,098,000)		$25,098,000	$25,098,000

TOTAL INVESTMENTS (Identified cost—$619,155,126)	100.7%		715,289,863

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%		(4,911,505)

NET ASSETS	100.0%		$710,378,358

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Illiquid security.  Aggregate holdings equal 0.1% of net assets applicable to common shares.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$715,289,863	$688,206,503	$27,083,360	$—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$1,397,250
Accrued premiums/discounts	—
Realized gain (loss)	(750,375)
Change in unrealized appreciation (depreciation)	1,112,625
Net purchases (sales)	(1,759,500)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$121,193,923
Gross unrealized depreciation	(25,059,186)
Net unrealized appreciation	$96,134,737

Cost for federal income tax purposes	$619,155,126

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 30, 2008